Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of property, plant and equipment [text block] [Abstract]
Schedule of property, plant and equipment
2020	Assets under Construction €’000	Office and other equipment €’000	Total €’000
Cost
At January 1, 2020	15	-	15
Additions during the year	6	-	6
Transfers during the year	(15)	-	(15)
At December 31, 2020	6	-	6

Depreciation
At January 1, 2020	-	-	-
Charge for year	-	-	-
At December 31, 2020	-	-	-

Net book values
At December 31, 2020	6	-	6
At December 31, 2019	15	-	15
2019	Assets under Construction €’000	Office and other equipment €’000	Total €’000
Cost
At January 1, 2019	-	-	-
Additions during the year	15	-	15
At December 31, 2019	15	-	15

Depreciation
At January 1, 2019	-	-	-
Charge for year	-	-	-
At December 31, 2019	-	-	-

Net book values
At December 31, 2019	15	-	15
At December 31, 2018	-	-	-